INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

9.     INCOME TAX

The major components of income tax (expense) / benefit for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
Current income tax expense	(206)	(71)	(18)
Adjustments in respect of current income tax of previous years	—	—	(1)
Deferred tax (expense) / benefit	(81)	11	31
Income tax (expense) / benefit	(287)	(60)	12

The major part of the Group’s pre-tax losses and income tax expenses / benefits is generated in Russia. Pre-tax gains or losses of the Group’s companies in Cyprus mainly relate to foreign exchange gains and losses and other items which are generally non-taxable (non-deductible) in that jurisdiction. These items affect pre-tax loss but do not have any impact on income tax expense / benefit.

Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2022	2021	2020
Profit/ (loss) before income tax	767	(2,797)	(639)
Income tax (expense) / benefit calculated at Russia's statutory income tax rate	(153)	559	128
Effect of a lower tax rate in a subsidiary	7	(4)	—
Adjustments in respect of current income tax of previous years	—	—	(1)
Share-based payments	(131)	(510)	(112)
Other non-deductible expenses	(10)	(105)	(3)
Income tax (expense) / benefit for the year	(287)	(60)	12

Set out below is the summary of deferred tax assets and liabilities as of December 31, 2022 and 2021:

	Consolidated statement of
	financial position		Consolidated statement of
	as of December 31,		profit or loss
	2022	2021	2022	2021
Deferred tax assets arising from:
Tax losses carried forward	—	113	(113)	(36)
Revenue recognition	85	71	14	12
Lease liabilities	14	17	(3)	(6)
Employee benefits	40	24	16	—
Intangible assets	12	23	(11)	8
Trade receivables	3	2	1	1
Trade payables	2	—	2	—
Total deferred tax assets before set-off	156	250	(94)	(21)
Set-off of tax	(19)	(24)	—	—
Net deferred tax assets	137	226	—	—
Deferred tax liabilities arising from:
Intangible assets	(127)	(138)	11	24
Right-of-use assets	(15)	(18)	3	7
Property and equipment	(2)	(2)	—	—
Other items	(2)	(1)	(1)	1
Total deferred tax liabilities before set-off	(146)	(159)	13	32
Set-off of tax	19	24	—	—
Net deferred tax liabilities	(127)	(135)	—	—
Net deferred tax asset	10	91	—	—
Deferred tax (expense) / benefit	—	—	(81)	11